Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	CENOVUS ENERGY INC.
Entity Central Index Key	0001475260
Current Fiscal Year End Date	--12-31